Organization and Principal Activities (Details) - USD ($)					1 Months Ended			12 Months Ended
	Mar. 15, 2017	Jan. 18, 2017	Nov. 17, 2016	Jul. 13, 2015	Feb. 15, 2017	Dec. 31, 2015	Dec. 19, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 01, 2017	Feb. 27, 2017	Feb. 24, 2017
Organization and Principal Activities (Textual)
Aggregate value for financial obligations									$ 150,000,000
Common stock, shares issued						172,254,446		272,269,446	172,254,446
Energetic Mind Limited [Member]
Organization and Principal Activities (Textual)
Ownership percentage							100.00%
Exchange of issued and outstanding capital stock							151,000,000
Percentage of issued and outstanding shares on fully diluted basis							88.00%
Convertible note interest rate							8.00%
Principal amount							$ 150,000,000
Ownership percentage, description				Energetic Mind was incorporated by Mr. Liu Xiangyao on January 2, 2015, and was subsequently purchased by various companies incorporated in BVI or the United States of America ("USA"), among whom Jasper became its 64% owner. Jasper was 100% owned by Mr. Liu Xiangyao, a Hong Kong citizen.			Energetic Mind owns 100% of Ricofeliz Capital and operates its business through its subsidiary Wuhan Newport.
Kirin Global Enterprises Inc [Member]
Organization and Principal Activities (Textual)
Proceeds from sale of interest in subsidiaries									$ 75,000,002
Jasper Lake Holdings Limited [Member]
Organization and Principal Activities (Textual)
Convertible note interest rate							8.00%
Principal amount							$ 150,000,000
Aggregate value for financial obligations						$ 75,000,000
Armada Enterprises GP [Member] | Contribution Agreement [Member]
Organization and Principal Activities (Textual)
Contribution agreement, description								The Company, by and among Armada Enterprises GP ("Armada") and Wight International Construction, LLC ("Wight"), entered into (i) a Contribution, Conveyance and Assumption Agreement ("Contribution Agreement") dated October 3, 2016, first and second addendums, dated October 3, 2016 and November 30, 2016, respectively, and (ii) an Amended and Restated Limited Liability Company Agreement dated November 16, 2016 (collectively with the Contribution Agreement, the ("Agreement", whereby the Company acquired 100 million preferred B membership units of Wight, which would ultimately convert into 100 million LP units in Armada Enterprises LP. In exchange, the Company issued a $500 million convertible promissory note ("Note") and 50,000,000 shares of the Company's common stock to Wight.
Wight International Construction LLC [Member] | Preferred Class B [Member]
Organization and Principal Activities (Textual)
Common stock, shares issued			100,000,000
Wight International Construction LLC [Member] | Contribution Agreement [Member]
Organization and Principal Activities (Textual)
Common stock, shares issued			100,000,000
Common stock voting power, percentage			36.73%
Common stock, voting rights, desription			Wight representing 62.5% non-voting equity interest
Wight International Construction LLC [Member] | Contribution Agreement [Member] | Subsequent Event [Member]
Organization and Principal Activities (Textual)
Principal amount		$ 200,000,000
Common stock, shares issued												100,000,000
Working capital		50,000,000			$ 50,000,000
Construction fund	$ 150,000,000	$ 150,000,000
Failed to provide working capital funding					$ 50,000,000
Return of common stock, shares										100,000,000	100,000,000